Income Taxes (Tables)	12 Months Ended
Dec. 27, 2014
Income Tax Disclosure [Abstract]
Income Before Taxes And Provisions For Taxes [Table Text Block]
Income before taxes and the provision for taxes consisted of the following:

(Dollars in Millions)	2014	2013	2012
Income before taxes:
U.S.	$11,565	$9,374	$10,042
Non-U.S.	4,236	3,237	4,831
Total income before taxes	15,801	12,611	14,873
Provision for taxes:
Current:
Federal	3,374	2,730	2,539
State	38	68	52
Non-U.S.	969	716	1,135
Total current provision for taxes	4,381	3,514	3,726
Deferred:
Federal	(263)	(412)	129
Other	(21)	(111)	13
Total deferred provision for taxes	(284)	(523)	142
Total provision for taxes	$4,097	$2,991	$3,868
Effective tax rate	25.9%	23.7%	26.0%

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the tax provision at the statutory federal income tax rate and the tax provision as a percentage of income before income taxes (effective tax rate) for each period was as follows:

	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (reduction) in rate resulting from:
Non-U.S. income taxed at different rates	(6.1)	(5.8)	(7.3)
Research and development tax credits	(1.7)	(3.5)	—
Domestic manufacturing deduction benefit	(2.1)	(2.1)	(2.1)
Other	0.8	0.1	0.4
Effective tax rate	25.9%	23.7%	26.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for income tax purposes. Significant components of our deferred tax assets and liabilities at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Deferred tax assets:
Accrued compensation and other benefits	$982	$1,047
Share-based compensation	438	564
Deferred income	691	672
Inventory	339	733
State credits and net operating losses	519	378
Other, net	715	654
Gross deferred tax assets	3,684	4,048
Valuation allowance	(595)	(456)
Total deferred tax assets	3,089	3,592
Deferred tax liabilities:
Property, plant and equipment	(1,171)	(2,023)
Licenses and intangibles	(576)	(687)
Convertible debt	(977)	(911)
Unrealized gains on investments and derivatives	(1,017)	(815)
Investment in non-U.S. subsidiaries	(252)	(244)
Other, net	(291)	(281)
Total deferred tax liabilities	(4,284)	(4,961)
Net deferred tax assets (liabilities)	(1,195)	(1,369)

Reported as:
Current deferred tax assets	1,958	2,594
Non-current deferred tax assets	622	434
Non-current deferred tax liabilities	(3,775)	(4,397)
Net deferred tax assets (liabilities)	$(1,195)	$(1,369)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The aggregate changes in the balance of gross unrecognized tax benefits for each period were as follows:

(In Millions)	2014	2013	2012
Beginning gross unrecognized tax benefits	$207	$189	$212
Settlements and effective settlements with tax authorities and related remeasurements	(220)	(2)	(81)
Lapse of statute of limitations	—	—	(5)
Increases in balances related to tax positions taken during prior periods	173	21	56
Decreases in balances related to tax positions taken during prior periods	(1)	(9)	(6)
Increases in balances related to tax positions taken during current period	418	8	13
Ending gross unrecognized tax benefits	$577	$207	$189